Other assets - Summary of Other Assets Current and Non Current (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous assets [abstract]
Current Advances To Personnel	$ 2,604	$ 2,671
Current advances to suppliers	3,052	606
Prepaid expenses	7,163	6,081
Intangible asset acquisition rights	0	1,886
Current unamortized fund structuring costs	394	0
Current prepayments and other current assets	1,468	537
Other current assets	14,681	11,781
Prepaid expenses	168	266
Non-current Unamortized Debt Issuance Costs	0	1,235
Non-current unamortized fund structuring costs	3,553	0
Deposit/guarantee on lease agreements	2,247	2,012
Other Non-Current Assets, Other	618	285
Other non-current assets	$ 6,586	$ 3,798